General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2026
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

For the years ended March 31, 2026, 2025 and 2024, general and administrative expenses consisted of the following:

	For the years ended March 31,
	2026	2025	2024

Payroll and welfare expenses	$236,726	$273,580	$828,341
Professional fees	1,055,395	643,053	617,365
Impairment for property, plant and equipment and construction in process	-	-	422,924
Impairment for long-term deposit	-	1,006,052	-
Estimated credit loss provision for doubtful accounts	128,265	263,972	283,234
Research and development expenses	178,765	191,393	184,194
Employee stock incentive expense	5,305,739	-	-
Others	222,560	379,997	299,564
Total general and administrative expenses	$7,127,450	$2,758,047	$2,635,622